Quarterly Financial Highlights (Unaudited) [Text Block] (Tables)	12 Months Ended
Aug. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]

	Quarter Ended				Year Ended
	Nov 30, 2013	Feb 28, 2014	May 31, 2014	Aug 31, 2014	Aug 31, 2014
	Unaudited
	(In thousands, except per share data)
Net sales	$585,397	$588,508	$645,735	$627,358	$2,446,998

Gross profit	$79,108	$74,299	$91,964	$84,637	$330,008

Income (loss) from continuing operations	$12,631	$6,648	$19,347	$15,164	$53,790
Income (loss) from discontinued operations, net of tax	2,655	347	(23)	223	3,202

Net income (loss)	15,286	6,995	19,324	15,387	56,992
Noncontrolling interests	(215)	(136)	(233)	(215)	(799)

Net income (loss) attributable to A. Schulman, Inc.	$15,071	$6,859	$19,091	$15,172	$56,193

Basic earnings per share attributable to A. Schulman, Inc.(a)
Income (loss) from continuing operations	$0.43	$0.23	$0.66	$0.51	$1.82
Income (loss) from discontinued operations	0.09	0.01	—	0.01	0.11

Net income attributable to A. Schulman, Inc.	$0.52	$0.24	$0.66	$0.52	$1.93

Diluted earnings per share attributable to A. Schulman, Inc.(a)
Income (loss) from continuing operations	$0.43	$0.22	$0.65	$0.51	$1.80
Income (loss) from discontinued operations	0.09	0.01	—	0.01	0.11

Net income (loss) attributable to A. Schulman, Inc.	$0.52	$0.23	$0.65	$0.52	$1.91

Certain items included in income from continuing operations, net of tax are as follows:
Asset write-downs(b)	$107	$70	$—	$—	$177
Costs related to acquisitions(c)	546	1,822	872	2,635	5,875
Restructuring and related costs(d)	3,340	2,513	1,840	1,463	9,156
Inventory step-up(e)	319	782	—	323	1,424
Tax charges (benefits)	—	(426)	—	110	(316)

Total	$4,312	$4,761	$2,712	$4,531	$16,316

(a)	The sum of the four quarters does not equal the earnings per share amount calculated for the year due to rounding.
(b)	Asset write-downs include charges primarily related to the write-down of the facility in Oyonnax, France. Refer to Note 16 of the Company’s Annual Report on Form 10-K for the year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015 for further discussion.
(c)	Costs related to acquisitions include professional, legal and other expenses associated with the Perrite Group, Network Polymers, Inc., Prime Colorants and the Specialty Plastics acquisitions, along with other potential acquisitions.
(d)	Restructuring and related costs include items such as employee severance charges, lease termination charges, curtailment gains/losses, other employee termination costs and charges related to the reorganization of the legal entity structure. Refer to Note 15 of the Company’s Annual Report on Form 10-K for the year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015 for further discussion.
(e)	Inventory step-up relates to the fiscal 2014 acquisitions noted above.

	Quarter Ended				Year Ended
	Nov 30, 2012	Feb 28, 2013	May 31, 2013	Aug 31, 2013	Aug 31, 2013
	Unaudited
	(In thousands, except per share data)
Net sales	$532,085	$515,440	$548,589	$537,288	$2,133,402

Gross profit	$71,667	$63,199	$74,044	$72,269	$281,179

Income (loss) from continuing operations	$12,142	$12,306	$10,313	$(762)	$33,999
Income (loss) from discontinued operations, net of tax	3	(282)	(4,821)	(1,571)	(6,671)

Net income (loss)	12,145	12,024	5,492	(2,333)	27,328
Noncontrolling interests	(366)	(239)	(275)	(349)	(1,229)

Net income (loss) attributable to A. Schulman, Inc.	$11,779	$11,785	$5,217	$(2,682)	$26,099

Basic earnings per share attributable to A. Schulman, Inc.(f)
Income (loss) from continuing operations	$0.40	$0.41	$0.34	$(0.04)	$1.12
Income (loss) from discontinued operations	—	(0.01)	(0.16)	(0.05)	(0.23)

Net income attributable to A. Schulman, Inc.	$0.40	$0.40	$0.18	$(0.09)	$0.89

Diluted earnings per share attributable to A. Schulman, Inc.(f)
Income (loss) from continuing operations	$0.40	$0.41	$0.34	$(0.04)	$1.12
Income (loss) from discontinued operations	—	(0.01)	(0.16)	(0.05)	(0.23)

Net income attributable to A. Schulman, Inc.	$0.40	$0.40	$0.18	$(0.09)	$0.89

Certain items included in income from continuing operations, net of tax are as follows:
Asset write-downs(g)	$628	$404	$1,386	$365	$2,783
Costs related to acquisitions(h)	313	596	890	736	2,535
Restructuring and related costs(i)	1,762	1,320	2,472	5,577	11,131
Inventory step-up(j)	138	—	—	—	138
Tax charges (benefits)(k)	—	(6,160)	(17)	10,595	4,418

Total	$2,841	$(3,840)	$4,731	$17,273	$21,005

(f)	The sum of the four quarters does not equal the earnings per share amount calculated for the year due to rounding.
(g)	Asset write-downs include charges primarily related to the write-down of the facility in Oyonnax, France and the facility in Verolanuova, Italy during fiscal 2013. Refer to Note 16 of the Company’s Annual Report on Form 10-K for the year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015 for further discussion.
(h)	Costs related to acquisitions include professional, legal and other expenses associated with the acquisitions of ECM, the Perrite Group and other potential acquisitions.
(i)	Restructuring and related costs include items such as employee severance charges, lease termination charges, curtailment gains/losses, other employee termination costs and charges related to the reorganization of the legal entity structure. Refer to Note 15 of the Company’s Annual Report on Form 10-K for the year ended August 31, 2014, as amended and superseded in part by the Company’s Current Report on Form 8-K filed on April 27, 2015 for further discussion.
(j)	Inventory step-up relates to the ECM acquisition.
(k)	Tax charges (benefits) include the effect of the adjustment to the German and Brazilian valuation allowances in fiscal 2013.